Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 7,535,933	$ 1,163,350	¥ 7,387,156	¥ (7,451,510)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	1,812,863	279,858	1,804,164	1,897,003
Amortization of intangible assets	8,416,412	1,299,270	3,765,833	3,653,180
Loss on disposal of property and equipment	13,180	2,035	26,165	9,008
Provision for doubtful accounts	7,888,892	1,217,835	1,962,403	1,874,355
Provision for loss in inventory and work in process	3,922,652	605,553	8,302,435	5,561,134
Share-based compensation expense	1,951,097	301,197	3,298,602	1,462,882
Deferred income taxes	105,873	16,344	509,041	(619,250)
Foreign currency exchange loss (gain)	(746,505)	(115,241)	(7,649)	35,280
Changes in assets and liabilities:
Trade receivables	(21,664,804)	(3,344,469)	(16,765,678)	(3,305,936)
Refundable value added tax	4,586,793	708,079	(4,718,654)	2,953,447
Advances to employees	420,266	64,878	331,470	(82,747)
Other receivables	(640,942)	(98,944)	(29,794)	662,879
Prepaid expenses	278,325	42,966	(316,705)	(102,745)
Inventory and work in process	(4,733,362)	(730,705)	(2,962,248)	(6,161,784)
Trade payables	4,224,059	652,082	510,352	(5,549,585)
Other payables	19,800,265	3,056,634	(403,860)	1,461,460
Accrued expenses	174,749	26,976	2,448,355	(2,959,076)
Taxes payable	1,936,692	298,973	683,881	(520,905)
Deferred revenue	(10,876,542)	(1,679,049)	(2,409,613)	6,551,079
Net cash provided by (used in) operating activities	24,405,896	3,767,622	3,415,656	(631,831)
Cash flows from investing activities:
Purchases of property and equipment	(2,131,596)	(329,062)	(1,789,314)	(1,052,469)
Payments for intangible assets	(4,369,663)	(674,560)	(10,458,286)	(15,038,783)
Payments for term deposit	(10,000,000)	(1,543,734)
Cash received from disposal of property and equipment	54,388	8,397	14,751	5,650
Net cash used in investing activities	(16,446,871)	(2,538,959)	(12,232,849)	(16,085,602)
Cash flows from financing activities:
Proceeds from short-term loans	7,307,997	1,128,160	10,692,003
Repayment of short- term loans	(10,692,003)	(1,650,561)
Proceeds from exercise of options by employees	7,023,415	1,084,229	55,805
Issuance of ordinary shares	19,750,212	3,048,907
Net cash provided by financing activities	23,389,621	3,610,735	10,747,808
Effect of exchange rate changes on cash and cash equivalents	746,505	115,240	7,649	(35,280)
Net increase (decrease) in cash and cash equivalents	32,095,151	4,954,638	1,938,264	(16,752,713)
Cash and cash equivalents at beginning of year	64,558,916	9,966,179	62,620,652	79,373,365
Cash and cash equivalents at end of year	96,654,067	14,920,817	64,558,916	62,620,652
Supplemental cash flow information
Interest paid	810,609	125,136	164,171
Income tax paid	¥ 3,042,230	$ 469,639	¥ 3,736,424	¥ 3,796,612